PREPAID EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock based compensation expense	$ 110,000	$ 33,000
Rent	158,096	$ 63,978
Lease Agreement [Member]
Prepaid expenses with common shares	$ 49,600
Common stock issued	87,500
Additional common stock issued	16,000
Common stock value	$ 142,714
Rent	$ 6,000